Submission	Jul. 24, 2025
Submission [Line Items]
Central Index Key	0001473334
Registrant Name	Nova LifeStyle, Inc.
Registration File Number	333-287559
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES